Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expense
The provision for income taxes differs from the amount computed at federal statutory rates as follows for the year ended December 31:

	2021	2020
Federal income tax at statutory rates	$(15,149)	$(2,214)
State income tax at statutory rates	(2,192)	(296)
Change in valuation allowance	14,864	1,980
Warrant (benefit) expense (1)	(2,067)	410
Convertible notes conversion	5,473	—
Transaction costs	(941)	—
Other	43	140
Total income tax expense	$31	$20
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(1)Represents a permanent item attributed to preferred and common stock mark-to-market adjustments.

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets (liabilities) are as follows as of December 31:

	2021	2020
Deferred tax assets
Accrued liabilities	$987	$387
Stock-based compensation	740	196
163(j) Interest expense limitation	780	354
Net operating loss carryforwards	27,339	14,718
Other	836	212
Total deferred income tax assets	30,682	15,867
Valuation allowance	(30,682)	(15,818)
Deferred tax liabilities	—	(49)
Net deferred tax asset (liability)	$—	$—